Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information
Supplemental Cash Flow Information

27.         Supplemental Cash Flow Information

Supplemental cash flow information with respect to the year ended December 31, 2019 and 2018 is summarized as follows:

	2019	2018

Operating Cash Flows Arising From Interest and Taxes
Interest received	$140	$129

Non-Cash Investing and Financing Transactions
Capitalization of share-based compensation to mineral properties	$395	$368
Capitalization of depreciation to mineral properties	$325	$375
Capitalization of re-estimation of decommissioning and rehabilitation provision	$853	$163
Share issuance costs (non-cash)	$104	$—
Increase in non-cash working capital related to:
Mineral properties	$505	$311